Goodwill and intangible assets, net - Schedule of Finite-Lived Intangible Assets (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance	€ 0
Cost	32,120
Accumulated amortization	(2,373)
Foreign exchange translation and other	(921)
Ending balance	28,826
Developed Technology
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance	0
Cost	26,715
Accumulated amortization	(1,469)
Foreign exchange translation and other	(734)
Ending balance	24,512
Trademark/domain
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance	0
Cost	1,157
Accumulated amortization	(683)
Foreign exchange translation and other	(58)
Ending balance	416
Partnership and other agreements
Finite-Lived Intangible Assets [Roll Forward]
Beginning balance	0
Cost	4,248
Accumulated amortization	(221)
Foreign exchange translation and other	(129)
Ending balance	€ 3,898